Employee Benefit Plans Employee Benefit Plans (Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Loss [Abstract]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	$ 910	$ (3,906)	$ 3,469
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Tax	(320)	1,436	(1,332)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Net of Tax	590	(2,470)	$ 2,137
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	7,552	8,463
Underfunded pension liability	(2,792)	(3,113)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 4,760	$ 5,350